SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2/A NOTICE OF INTENTION TO REDEEM SECURITIES

of

Special Value Continuation Fund, LLC
2951 28th Street, Suite 1000
Santa Monica, California 90405
(310) 566-1000

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21936
________________

The undersigned registered closed-end investment company hereby amends the Notice of Intention to Redeem Securities filed with the Securities and Exchange Commission (“SEC”) on March 11, 2011 (the “Original Notice”) to notify the SEC that it has revised the redemption date as was set forth in the Original Notice.  The undersigned registered closed-end investment company intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

1.	Title of the class of securities of Special Value Continuation Fund, LLC (the "Fund") to be redeemed:

Series Z Preferred Shares, liquidation preference $500 per share (the "Shares").

2.	The date on which the Shares are to be redeemed is May 24, 2011.

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 3 of the Fund's Statement of Preferences.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem all outstanding Shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 4th day of May, 2011.

SPECIAL VALUE CONTINUATION FUND, LLC

By: /s/ Hugh Steven Wilson
Name:   Hugh Steven Wilson
Title:     Chief Executive Officer